Statements of Stockholders' Equity - USD ($)	Total	Vyrix Pharmaceuticals [Member]	Luoxis Diagnostics [Member]	Common Stock [Member]	Common Stock [Member] Vyrix Pharmaceuticals [Member]	Common Stock [Member] Luoxis Diagnostics [Member]	Parent [Member]	Parent [Member] Vyrix Pharmaceuticals [Member]	Parent [Member] Luoxis Diagnostics [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Vyrix Pharmaceuticals [Member]	Additional Paid-in Capital [Member] Luoxis Diagnostics [Member]	Receivables from Stockholder [Member]	Receivables from Stockholder [Member] Luoxis Diagnostics [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Luoxis Diagnostics [Member]
Beginning Balance at Jun. 30, 2013	$ 9,811,197			$ 544			$ 10,471,515			$ 4,418,385					$ (5,079,247)
Beginning Balance, shares at Jun. 30, 2013				5,437,158
Investment from Ampio in Vyrix		$ 637,210						$ 637,210
Issuance of common stock in exchange for Vyrix Acquired Assets					$ 246			$ (11,108,725)			$ 11,108,479
Issuance of common stock in exchange for Vyrix Acquired Assets, shares					2,464,268
Stock-based compensation	499,690									499,690
Stock-based compensation, shares				0
Net loss	(5,578,690)														(5,578,690)
Ending Balance at Jun. 30, 2014	5,369,407			$ 790						16,026,554					(10,657,937)
Ending Balance, shares at Jun. 30, 2014				7,901,426
Issuance of common stock to Ampio in exchange for Aytu debt				$ 260						11,999,740
Issuance of common stock to Ampio in exchange for Aytu debt, shares				2,597,339
Ampio stock subscription payment	5,000,000												$ 5,000,000
Liabilities paid pursuant to the merger	(20,013)									(20,013)
Luoxis options paid-out pursuant to the merger			$ (27,476)									$ (27,476)
Luoxis options paid-out pursuant to the merger, shares			0			0			0			0		0		0
Reverse merger				$ 160						(160)
Reverse merger, shares				1,596,468
Stock-based compensation	1,017,938									1,017,938
Net loss	(7,723,404)														(7,723,404)
Ending Balance at Jun. 30, 2015	$ 15,616,452			$ 1,426						$ 38,996,367			$ (5,000,000)		$ (18,381,341)
Ending Balance, shares at Jun. 30, 2015				14,259,681